Assets Pledged (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of unconsolidated structured entities [line items]
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives.
Loans and advances	£ 136,959	£ 324,590
Asset backed funding programmes [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 4,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.